UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

Name of Fund: MLP & Strategic Equity Fund Inc. (MTP)

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      MLP & Strategic Equity Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant's telephone number, including area code: (877) 449-4742

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

                                               Units
Industry                                        Held   Master Limited Partnerships & MLP Affiliates                       Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.5%            39,000   Exterran Partners LP                                          $    1,306,890
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 11.1%                        124,180   Amerigas Partners LP                                               4,128,985
                                             144,430   Ferrellgas Partners LP                                             3,154,351
                                             193,650   ONEOK Partners LP                                                 12,116,681
                                             168,710   Spectra Energy Partners LP                                         4,006,863
                                              72,945   Suburban Propane Partners LP                                       2,997,310
                                                                                                                     --------------
                                                                                                                         26,404,190
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 88.6%           82,935   Alliance Resource Partners LP                                      2,932,581
                                             129,000   Atlas Energy Resources LLC                                         3,483,000
                                             116,065   Atlas Pipeline Holdings LP                                         3,325,262
                                             280,490   Boardwalk Pipeline Partners LP                                     8,717,629
                                              63,070   BreitBurn Energy Partners LP - Common Units                        1,607,024
                                              78,870   BreitBurn Energy Partners LP - Common Units (a)(b)                 1,877,324
                                             100,670   Buckeye Partners LP                                                5,036,520
                                              66,120   Calumet Specialty Products Partners LP                             2,363,790
                                             377,312   Cheniere Energy Partners LP                                        6,218,102
                                              31,925   Constellation Energy Partners LLC                                    805,148
                                              11,804   Copano Energy LLC Class E Units (a)(b)                               387,326
                                             107,375   Copano Energy LLC Common Units                                     3,794,632
                                              10,819   Copano Energy LLC Common Units (b)                                   382,343
                                             102,790   Crosstex Energy LP                                                 3,246,108
                                              56,890   DCP Midstream Partners LP                                          2,214,159
                                              52,890   Duncan Energy Partners LP                                          1,160,407
                                              32,120   EV Energy Partner LP                                                 970,024
                                             178,265   Eagle Rock Energy Partners LP                                      3,032,288
                                             200,000   El Paso Pipeline Partners LP                                       4,734,000
                                             110,754   Enbridge Energy Management LLC (d)                                 5,848,919
                                              64,030   Enbridge Energy Partners LP                                        3,259,767
                                              50,000   Encore Energy Partners LP                                            973,500
                                             304,457   Energy Transfer Equity LP                                         10,050,126
                                             140,000   Energy Transfer Partners LP                                        7,021,000
                                             623,830   Enterprise Products Partners LP                                   19,469,734
                                              66,685   Genesis Energy LP                                                  1,428,393
                                              25,900   Global Partners LP                                                   710,178
                                              22,805   Hiland Partners LP                                                 1,117,445
                                              39,095   Holly Energy Partners LP                                           1,597,031
                                             108,035   Inergy LP                                                          3,106,006
                                              22,570   K-Sea Transportation Partners LP                                     832,833
                                             389,603   Kinder Morgan Management LLC (d)                                  21,038,563
                                              54,370   Legacy Reserves LP                                                 1,009,651
                                             239,987   Linn Energy LLC Common Units (a)                                   5,212,517
                                             162,340   Magellan Midstream Partners LP                                     7,026,075
                                              88,030   MarkWest Energy Partners LP                                        2,993,020
                                              35,085   Martin Midstream Partners LP                                       1,245,517
                                             130,475   Natural Resource Partners LP                                       3,966,440
                                             116,000   Nustar Energy LP                                                   6,331,280
                                              60,000   OSG America LP                                                       962,400
                                              97,215   Penn Virginia Resource Partners LP                                 2,429,403
                                             267,595   Plains All American Pipeline LP                                   13,323,555
                                              40,000   Quest Energy Partners LP                                             608,400
                                             144,875   Regency Energy Partners LP                                         4,563,563
                                              65,530   SemGroup Energy Partners LP                                        1,700,504
                                              71,485   Sunoco Logistics Partners LP                                       3,685,052
                                              89,025   TC PipeLines LP                                                    3,160,388
                                             192,910   TEPPCO Partners LP                                                 7,486,837
                                             109,585   Targa Resources Partners LP                                        2,958,795
                                              78,665   Teekay LNG Partners LP                                             2,271,845

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

                                               Units
Industry                                        Held   Master Limited Partnerships & MLP Affiliates                       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              30,065   Transmontaigne Partners LP                                    $      907,662
                                              39,410   U.S. Shipping Partners LP                                            517,847
                                              25,000   Vanguard Natural Resources LLC                                       406,250
                                              97,285   Williams Partners LP                                               3,575,224
                                              73,840   Williams Pipeline Partners LP (a)                                  1,432,496
                                                                                                                     --------------
                                                                                                                        210,515,883
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Master Limited Partnerships & MLP
                                                       Affiliates (Cost - $260,908,556) - 100.2%                        238,226,963
-----------------------------------------------------------------------------------------------------------------------------------

                                              Shares
                                                Held   Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                    17,121   Alliant Techsystems, Inc. (a)                                      1,812,258
                                              24,087   Precision Castparts Corp.                                          2,741,101
                                                                                                                     --------------
                                                                                                                          4,553,359
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 3.6%                92,019   FedEx Corp.                                                        8,601,936
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.8%                        23,050   The Goodyear Tire & Rubber Co. (a)                                   580,169
                                              61,357   TRW Automotive Holdings Corp. (a)                                  1,406,916
                                                                                                                     --------------
                                                                                                                          1,987,085
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%                           283,032   Ford Motor Co. (a)                                                 1,879,332
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 26.7%                        493,977   Amgen, Inc. (a)                                                   23,014,388
                                             457,467   Genentech, Inc. (a)                                               32,109,609
                                             106,485   Genzyme Corp. (a)                                                  8,319,673
                                                                                                                     --------------
                                                                                                                         63,443,670
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                       4,770   USG Corp. (a)                                                        174,582
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 14.0%                      693,225   E*Trade Financial Corp. (a)                                        3,445,328
                                              50,112   Franklin Resources, Inc.                                           5,223,174
                                              29,252   GFI Group, Inc. (a)                                                2,580,319
                                              72,461   The Goldman Sachs Group, Inc.                                     14,547,995
                                              46,290   Lehman Brothers Holdings, Inc.                                     2,970,429
                                             236,269   TD Ameritrade Holding Corp. (a)                                    4,432,406
                                                                                                                     --------------
                                                                                                                         33,199,651
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.7%                              84,861   The Mosaic Co. (a)                                                 7,723,200
                                              18,471   OM Group, Inc. (a)                                                 1,059,866
                                                                                                                     --------------
                                                                                                                          8,783,066
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.5%          3,117   Allied Waste Industries, Inc. (a)                                     30,702
                                               2,829   Monster Worldwide, Inc. (a)                                           78,788
                                              57,668   Stericycle, Inc. (a)                                               3,417,406
                                                                                                                     --------------
                                                                                                                          3,526,896
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 17.3%           1,434,382   Cisco Systems, Inc. (a)                                           35,142,359
                                             183,746   Corning, Inc.                                                      4,422,766
                                              30,138   EchoStar Holding Corp. (a)                                           880,632
                                              50,527   Motorola, Inc.                                                       582,576
                                                                                                                     --------------
                                                                                                                         41,028,333
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 21.2%              195,553   Apple Inc. (a)                                                    26,470,054
                                             731,035   Dell, Inc. (a)                                                    14,649,941
                                             310,361   EMC Corp. (a)                                                      4,925,429
                                              95,114   NCR Corp. (a)                                                      2,043,049
                                              95,114   Teradata Corp. (a)                                                 2,265,615
                                                                                                                     --------------
                                                                                                                         50,354,088
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 2.9%             16,452   Foster Wheeler Ltd. (a)                                            1,126,468
                                              63,177   Jacobs Engineering Group, Inc. (a)                                 4,829,250
                                              15,717   The Shaw Group, Inc. (a)                                             888,010
                                                                                                                     --------------
                                                                                                                          6,843,728
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 8.7%                      159,174   AmeriCredit Corp. (a)                                              2,118,606
                                             337,388   Capital One Financial Corp.                                       18,492,236
                                                                                                                     --------------
                                                                                                                         20,610,842
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.0%                163,537   Pactiv Corp. (a)                                                   4,678,794
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 6.5%         193,079   Apollo Group, Inc. Class A (a)                                    15,396,119
-----------------------------------------------------------------------------------------------------------------------------------

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.4%          8,282   IntercontinentalExchange, Inc. (a)                            $    1,159,149
                                              46,948   The NASDAQ Stock Market, Inc. (a)                                  2,172,284
                                                                                                                     --------------
                                                                                                                          3,331,433
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                244,948   Qwest Communications International Inc.                            1,440,294
Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 6.7%                    162,654   Allegheny Energy, Inc.                                             8,911,813
                                             188,670   Mirant Corp. (a)                                                   6,950,603
                                                                                                                     --------------
                                                                                                                         15,862,416
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                       200,498   Agilent Technologies, Inc. (a)                                     6,798,887
Instruments - 4.4%                            14,957   Arrow Electronics, Inc. (a)                                          511,829
                                              81,179   Ingram Micro, Inc. Class A (a)                                     1,443,363
                                              11,565   Mettler Toledo International, Inc. (a)                             1,148,405
                                              49,954   Vishay Intertechnology, Inc. (a)                                     524,017
                                                                                                                     --------------
                                                                                                                         10,426,501
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 24.7%          198,856   Cameron International Corp. (a)                                    8,005,943
                                             109,733   FMC Technologies, Inc. (a)                                         5,284,741
                                               1,569   Grant Prideco, Inc. (a)                                               78,105
                                             163,692   Nabors Industries Ltd. (a)                                         4,455,696
                                              39,738   National Oilwell Varco, Inc. (a)                                   2,393,420
                                              68,880   Noble Corp.                                                        3,014,878
                                              29,124   SEACOR Holdings, Inc. (a)                                          2,568,737
                                              17,195   Schlumberger Ltd.                                                  1,297,535
                                             126,860   Transocean, Inc.                                                  15,553,036
                                             259,507   Weatherford International Ltd. (a)                                16,040,128
                                                                                                                     --------------
                                                                                                                         58,692,219
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 3.2%                         114,029   Dean Foods Co. (a)                                                 3,192,812
                                             155,813   Smithfield Foods, Inc. (a)                                         4,339,392
                                                                                                                     --------------
                                                                                                                          7,532,204
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 5.8%       28,909   Hospira, Inc. (a)                                                  1,188,449
                                              30,834   St. Jude Medical, Inc. (a)                                         1,249,085
                                             145,914   Zimmer Holdings, Inc. (a)                                         11,420,689
                                                                                                                     --------------
                                                                                                                         13,858,223
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 44.8%      66,558   Aetna, Inc.                                                        3,544,879
                                             165,162   Cigna Corp.                                                        8,119,364
                                              36,896   Coventry Health Care, Inc. (a)                                     2,087,576
                                             159,868   Express Scripts, Inc. (a)                                         10,789,491
                                              20,121   Health Net, Inc. (a)                                                 935,425
                                              21,508   Humana, Inc. (a)                                                   1,727,092
                                              76,452   Laboratory Corp. of America Holdings (a)                           5,648,274
                                               7,205   Lincare Holdings, Inc. (a)                                           240,719
                                             243,128   Medco Health Solutions, Inc. (a)                                  12,175,850
                                             375,262   UnitedHealth Group, Inc.                                          19,078,320
                                             538,259   WellPoint, Inc. (a)                                               42,091,854
                                                                                                                     --------------
                                                                                                                        106,438,844
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.1%                  3,329   Cerner Corp. (a)                                                     174,440
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 5.0%           7,564   Jack in the Box, Inc. (a)                                            221,096
                                              17,406   Las Vegas Sands Corp. (a)                                          1,525,984
                                              41,661   MGM Mirage (a)                                                     3,050,418
                                             372,072   Starbucks Corp. (a)                                                7,035,881
                                                                                                                     --------------
                                                                                                                         11,833,379
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.0%                     28,788   Mohawk Industries, Inc. (a)                                        2,300,737
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.0%                     26,319   Energizer Holdings, Inc. (a)                                       2,463,985
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                            23,920   Cognizant Technology Solutions Corp. (a)                             667,368
                                              48,955   Computer Sciences Corp. (a)                                        2,071,776
                                              17,404   DST Systems, Inc. (a)                                              1,244,386
                                              14,142   Fiserv, Inc. (a)                                                     726,475
                                                                                                                     --------------
                                                                                                                          4,710,005
-----------------------------------------------------------------------------------------------------------------------------------

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                777,967   The AES Corp. (a)                                             $   14,843,610
Energy Traders - 9.8%                        220,401   NRG Energy, Inc. (a)                                               8,505,275
                                                                                                                     --------------
                                                                                                                         23,348,885
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 11.3%                            353,029   American International Group, Inc.                                19,473,080
                                              49,769   Arch Capital Group Ltd. (a)                                        3,506,724
                                              84,846   Conseco, Inc. (a)                                                  1,021,546
                                             160,937   The Progressive Corp.                                              2,986,991
                                                                                                                     --------------
                                                                                                                         26,988,341
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 10.6%         280,897   eBay, Inc. (a)                                                     7,553,320
                                              31,096   Google, Inc. Class A (a)                                          17,547,473
                                                                                                                     --------------
                                                                                                                         25,100,793
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.6%         76,065   Thermo Fisher Scientific, Inc. (a)                                 3,916,587
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 2.7%                              71,743   Danaher Corp.                                                      5,341,266
                                              19,505   Terex Corp. (a)                                                    1,146,114
                                                                                                                     --------------
                                                                                                                          6,487,380
-----------------------------------------------------------------------------------------------------------------------------------
Media - 23.6%                              1,084,807   Comcast Corp. Class A (a)                                         19,700,095
                                             376,189   The DIRECTV Group, Inc. (a)                                        8,494,348
                                             150,692   DISH Network Corp. (a)                                             4,255,542
                                              46,327   Liberty Media Holding Corp. - Capital (a)                          4,985,712
                                             625,751   Walt Disney Co.                                                   18,728,727
                                                                                                                     --------------
                                                                                                                         56,164,424
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%                        16,077   Century Aluminum Co. (a)                                             835,843
                                               6,066   Freeport-McMoRan Copper & Gold, Inc. Class B                         540,056
                                              20,564   Nucor Corp.                                                        1,188,599
                                              17,984   United States Steel Corp.                                          1,836,346
                                                                                                                     --------------
                                                                                                                          4,400,844
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 10.3%                      11,219   Dollar Tree Stores, Inc. (a)                                         314,244
                                             430,974   Kohl's Corp. (a)                                                  19,669,653
                                              41,216   Sears Holdings Corp. (a)                                           4,553,956
                                                                                                                     --------------
                                                                                                                         24,537,853
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 2.4%                    369,038   Xerox Corp.                                                        5,683,185
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 2.6%             4,349   Forest Oil Corp. (a)                                                 196,662
                                             120,284   Newfield Exploration Co. (a)                                       5,999,766
                                                                                                                     --------------
                                                                                                                          6,196,428
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.5%                       151,514   Forest Laboratories, Inc. (a)                                      6,025,712
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                48,851   Lam Research Corp. (a)                                             1,875,390
Equipment - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Software - 17.9%                              72,065   Adobe Systems, Inc. (a)                                            2,517,230
                                              27,011   Autodesk, Inc. (a)                                                 1,111,503
                                              89,274   Cadence Design Systems, Inc. (a)                                     906,131
                                             166,786   Electronic Arts, Inc. (a)                                          7,900,653
                                              44,799   Intuit, Inc. (a)                                                   1,374,881
                                           1,396,672   Oracle Corp. (a)                                                  28,701,610
                                                                                                                     --------------
                                                                                                                         42,512,008
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 8.2%                      116,776   AutoNation, Inc. (a)                                               1,901,113
                                              20,771   AutoZone, Inc. (a)                                                 2,510,798
                                             399,924   Bed Bath & Beyond, Inc. (a)                                       12,893,550
                                             144,827   Office Depot, Inc. (a)                                             2,147,784
                                                                                                                     --------------
                                                                                                                         19,453,245
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.3%       20,871   Coach, Inc. (a)                                                      668,916
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                    38,606   American Tower Corp. Class A (a)                                   1,448,883
Services - 1.9%                               59,172   Crown Castle International Corp. (a)                               2,141,435
                                              16,931   Leap Wireless International, Inc. (a)                                700,097
                                               6,287   NII Holdings, Inc. (a)                                               268,203
                                                                                                                     --------------
                                                                                                                          4,558,618
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks  (Cost - $841,617,622) - 320.7%              762,044,770
-----------------------------------------------------------------------------------------------------------------------------------

MLP & Strategic Equity Fund Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

                                              Shares
                                                Held   Short-Term Securities                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                           1,601,862   SSgA Prime Money Market Fund, 5.154% (c)                      $    1,601,862
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities (Cost - $1,601,862) - 0.7%             1,601,862
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments (Cost - $1,104,128,040*) - 421.6%            1,001,873,595
                                                       Liabilities in Excess of Other Assets - (321.6%)                (764,212,144)
                                                                                                                     --------------
                                                       Net Assets - 100.0%                                           $  237,661,451
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,104,128,040
                                                                ===============
      Gross unrealized appreciation                             $    28,833,271
      Gross unrealized depreciation                                (131,087,716)
                                                                ---------------
      Net unrealized depreciation                               $  (102,254,445)
                                                                ===============

(a)   Non-income producing security.
(b) Restricted securities as to resale, representing approximately 1.1% of net assets, were as follows:

      ---------------------------------------------------------------------------------------------------
                                                            Acquisition
      Issue                                                    Date(s)            Cost         Fair Value
      ---------------------------------------------------------------------------------------------------
      BreitBurn Energy Partners LP - Common Units            11/01/2007       $ 2,094,590     $ 1,877,324
      Copano Energy LLC Class E Units                        10/19/2007           375,013         387,326
      Copano Energy LLC Common Units                         10/19/2007           369,469         382,343
      ---------------------------------------------------------------------------------------------------
      Total                                                                   $ 2,839,072     $ 2,646,993
                                                                              ===========================

(c)   Represents the current yield as of January 31, 2008.
(d) Represents a pay-in-kind security which may pay dividends in additional units.
o For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Variable prepaid forward contracts as of January 31, 2008 were as follows:

      ------------------------------------------------------------------------------------------------------------------------
      Notional                                                                               Valuation
      Amount                Issue (a)                             Counterparty                 Date                  Value
      ------------------------------------------------------------------------------------------------------------------------
       $   183,000,279      Basket of Securities                  Bank of America, NA        7/18/2008          $(154,858,862)
       $    50,001,141      Basket of Securities, Tranche 1       HSBC Bank USA, NA          7/18/2008            (42,142,112)
       $    50,001,141      Basket of Securities, Tranche 2       HSBC Bank USA, NA          7/19/2008            (42,142,112)
       $    50,001,141      Basket of Securities, Tranche 3       HSBC Bank USA, NA          7/20/2008            (42,142,112)
       $    50,001,141      Basket of Securities, Tranche 4       HSBC Bank USA, NA          7/23/2008            (42,142,112)
       $    50,001,141      Basket of Securities, Tranche 5       HSBC Bank USA, NA          7/24/2008            (42,142,112)
       $    44,000,000      Basket of Securities, Tranche 1       HSBC Bank USA, NA          7/29/2008            (40,834,332)
       $    44,000,000      Basket of Securities, Tranche 2       HSBC Bank USA, NA          7/30/2008            (40,834,332)
       $    44,000,000      Basket of Securities, Tranche 3       HSBC Bank USA, NA          7/31/2008            (40,834,332)
       $    44,000,000      Basket of Securities, Tranche 4       HSBC Bank USA, NA          8/01/2008            (40,834,332)
       $    44,000,000      Basket of Securities, Tranche 5       HSBC Bank USA, NA          8/04/2008            (40,834,332)
       $    40,064,922      Basket of Securities, Tranche 1       HSBC Bank USA, NA          8/07/2008            (38,102,462)
       $    40,064,922      Basket of Securities, Tranche 2       HSBC Bank USA, NA          8/08/2008            (38,102,462)
       $    40,064,922      Basket of Securities, Tranche 3       HSBC Bank USA, NA          8/11/2008            (38,102,462)
       $    40,064,922      Basket of Securities, Tranche 4       HSBC Bank USA, NA          8/12/2008            (38,102,462)
       $    40,064,922      Basket of Securities, Tranche 5       HSBC Bank USA, NA          8/13/2008            (38,102,462)
      ------------------------------------------------------------------------------------------------------------------------
      Total (Proceeds - $844,797,291)                                                                           $(760,253,392)
                                                                                                                ==============

(a)   Non-income producing securities.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    MLP & Strategic Equity Fund Inc.

Date: March 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    --------------------
    Mitchell M. Cox
    Chief Executive Officer (principal executive officer) of
    MLP & Strategic Equity Fund Inc.

Date: March 19, 2008


By: /s/ James E. Hillman
    --------------------
    James E. Hillman
    Chief Financial Officer (principal financial officer) of
    MLP & Strategic Equity Fund Inc.

Date: March 19, 2008